SCHEDULE OF EXCHANGE RATES (Details)	May 31, 2026	May 31, 2025
Year End Exchange Rate [Member]
Offsetting Assets [Line Items]
Average US$:S$ exchange rate	1.2778	1.2893
Average Exchange Rate [Member]
Offsetting Assets [Line Items]
Average US$:S$ exchange rate	1.2838	1.3333